Note 13 - Leases - Amounts Recognized in Statement of Financial Position (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Right-of-use assets	$ 190,259	$ 151,326	$ 154,729
Lease liabilities	55,175	66,912	107,131
Non-current	138,290	88,545	51,914
Lease liabilities	$ 193,465	$ 155,457	$ 159,045